Inventories	12 Months Ended
Feb. 24, 2012
Inventories [Abstract]
Inventories
5.	Inventories

Inventories are valued at the lower of cost or market using the FIFO method and consist of the following:

	February 24, 2012	February 25, 2011
Raw materials	$42	$-
Work in process	4,103	3,919
Finished goods	-	96
	$4,145	$4,015

Inventory is presented net of an allowance for obsolescence of $1,157 (raw material $50 and work in process $1,107), and $1,283 (raw material $133 and work in process $1,150) at February 24, 2012 and February 25, 2011, respectively.

In accordance with accounting principles generally accepted in the United States of America, the Company may capitalize certain costs of simulation equipment into property, plant, and equipment.  This equipment may be used to provide training or as a demonstration device to market the technology, and may be sold as a product if appropriate.  During fiscal 2012, $980 of engineering costs associated with the ATFS-400-25 PHOENIX High Performance Human Centrifuge, was transferred from inventory into property, plant, and equipment and is currently being depreciated.